Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Provision for income tax at the applicable statutory tax rate	₱ 9,906	₱ 9,701	₱ 6,845
Tax effects of:
Nondeductible expenses	144	907	1,235
Equity share in net losses (income) of associates and joint ventures	(20)	(220)	26
Loss (income) not subject to income tax	(27)	154	(1,827)
Income subject to final tax	(189)	(599)	(297)
Difference between Optical Standard Deduction, OSD, and itemized deductions	(426)	(251)	(22)
Special deductible items and income subject to lower tax rate	(537)	(643)	(750)
Net movement in unrecognized deferred income tax assets and other adjustments	(410)	501	(1,368)
Actual provision for corporate income tax	₱ 8,441	₱ 9,550	₱ 3,842